CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares
Operating Costs
Research and development (note 20)	$ 18,365		$ 23,016
Business development, marketing, communications and government relations (note 21)	3,502		2,690
General and administrative (note 22)	13,372		8,607
Depreciation and amortization (note 7, 8)	2,882		3,449
Prepaid rent write-down (note 18)			16,813
Government assistance (note 5)	(5,921)		(2,680)
Operating loss	32,200		51,895
Other Expense (Income)
Interest expense (note 9)	1,127	[1]	883	[1]
Interest income and other income (note 19)	(1,445)		(599)
Financing costs (note 11)	3,693
Loss on the revaluation of SIF contribution liabilities (note 10)	7,313		958
Loss (gain) on revaluation of convertible notes	(22,036)	[2]	5,939	[2]
Loss on revaluation of SAFE liabilities	10,133
Foreign exchange loss (gain)	321		(1,308)
Loss (gain) on disposal of assets	(10)		7
Loss before income taxes	31,296		57,775
Income tax expense (recovery) (note 17)
Current	2		10
Deferred	72		(15)
Income tax expense (recovery) (note 17)	74		(5)
Net loss for the year	31,370		57,770
Other comprehensive (income) loss:
Foreign currency translation	2,565		(311)
Changes in fair value of convertible notes attributable to changes in credit risk (note 9)	(57)		(290)
Reclassification of changes in fair value attributable to changes in credit risk upon settlement (note 9)	347
Total other comprehensive (income) loss for the period	2,855		(601)
Total comprehensive loss for the period	$ 34,225		$ 57,169
Net loss per share - basic | $ / shares	$ 5.4		$ 46.76
Net loss per share - diluted | $ / shares	$ 5.4		$ 46.76
Weighted-average number of common shares outstanding - basic | shares	6,169,127	[3]	1,307,771	[3]
Weighted-average number of common shares outstanding - diluted | shares	6,169,127	[3]	1,307,771	[3]

[1]	Of the Interest expense for the year ended December 31, 2025 and 2024, $1,081 and $816 is attributable to related parties, respectively.
[2]	Of the Loss (gain) on the revaluation of convertible notes for the year ended December 31, 2025 and 2024, ($20,729) and $5,587 is attributable to related parties, respectively.
[3]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.